Loans Payable - Schedule of outstanding mortgage loans payable secured by properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Amounts Outstanding	$ 2,338.0	$ 2,688.1
Fair Value Adjustment	27.0	(80.1)
Total mortgage loans payable	$ 2,365.0	2,608.0
Mass Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	2.88% paid monthly
Principal Amounts Outstanding	$ 0.0	90.2
Maturity	Sep. 01, 2019
Annual interest rate	2.88%
Red Canyon at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Principal Amounts Outstanding	$ 27.1	27.1
Maturity	Aug. 01, 2020
Annual interest rate	5.34%
Green River at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Principal Amounts Outstanding	$ 33.2	33.2
Maturity	Aug. 01, 2020
Annual interest rate	5.34%
Blue Ridge at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly
Principal Amounts Outstanding	$ 33.4	33.4
Maturity	Aug. 01, 2020
Annual interest rate	5.34%
Ashford Meadows Apartments
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.17% paid monthly
Principal Amounts Outstanding	$ 44.6	44.6
Maturity	Aug. 01, 2020
Annual interest rate	5.17%
The Knoll
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.98% paid monthly
Principal Amounts Outstanding	$ 16.4	16.9
Maturity	Dec. 05, 2020
Annual interest rate	3.98%
Ascent at Windward
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.51% paid monthly
Principal Amounts Outstanding	$ 34.6	34.6
Maturity	Jan. 01, 2022
Annual interest rate	3.51%
The Palatine
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly
Principal Amounts Outstanding	$ 75.9	77.4
Maturity	Jan. 10, 2022
Annual interest rate	4.25%
The Forum at Carlsbad
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly
Principal Amounts Outstanding	$ 85.7	87.3
Maturity	Mar. 01, 2022
Annual interest rate	4.25%
Fusion 1560
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.42% paid monthly
Principal Amounts Outstanding	$ 37.4	37.4
Maturity	Jun. 10, 2022
Annual interest rate	3.42%
San Diego Office Portfolio
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.62% paid monthly
Principal Amounts Outstanding, Loans Payable	$ 48.2	0.0
Maturity, Loans Payable	Aug. 15, 2022
Annual interest rate	3.62%
The Colorado
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 88.1	89.9
Maturity	Nov. 01, 2022
Annual interest rate	3.69%
The Legacy at Westwood
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 44.9	45.8
Maturity	Nov. 01, 2022
Annual interest rate	3.69%
Regents Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly
Principal Amounts Outstanding	$ 38.1	38.8
Maturity	Nov. 01, 2022
Annual interest rate	3.69%
Fourth & Madison | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly
Principal Amounts Outstanding	$ 0.0	198.2
Maturity	Jun. 01, 2023
Annual interest rate	4.17%
Fourth & Madison | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.17% paid monthly
Principal Amounts Outstanding	$ 0.0	90.0
Maturity	Jun. 01, 2023
Annual interest rate	4.17%
1001 Pennsylvania Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.70% paid monthly
Principal Amounts Outstanding	$ 320.7	327.0
Maturity	Jun. 01, 2023
Annual interest rate	3.70%
Biltmore at Midtown
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.94% paid monthly
Principal Amounts Outstanding	$ 36.4	36.4
Maturity	Jul. 05, 2023
Annual interest rate	3.94%
Cherry Knoll
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.78% paid monthly
Principal Amounts Outstanding	$ 35.3	35.3
Maturity	Jul. 05, 2023
Annual interest rate	3.78%
Lofts at SoDo
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.94% paid monthly
Principal Amounts Outstanding	$ 35.1	35.1
Maturity	Jul. 05, 2023
Annual interest rate	3.94%
1401 H Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Principal Amounts Outstanding	$ 115.0	115.0
Maturity	Nov. 05, 2024
Annual interest rate	3.65%
The District at La Frontera | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.84% paid monthly
Principal Amounts Outstanding	$ 39.3	0.0
Maturity	Dec. 01, 2024
Annual interest rate	3.84%
The District at La Frontera | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.96% paid monthly
Principal Amounts Outstanding	$ 4.4	0.0
Maturity	Dec. 01, 2024
Annual interest rate	4.96%
Circa Green Lake
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.71% paid monthly
Principal Amounts Outstanding	$ 52.0	52.0
Maturity	Mar. 05, 2025
Annual interest rate	3.71%
Union - South Lake Union
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.66% paid monthly
Principal Amounts Outstanding	$ 57.0	57.0
Maturity	Mar. 05, 2025
Annual interest rate	3.66%
Holly Street Village
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Principal Amounts Outstanding	$ 81.0	81.0
Maturity	May 01, 2025
Annual interest rate	3.65%
Township Apartments
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.65% paid monthly
Principal Amounts Outstanding	$ 0.0	49.0
Maturity	May 01, 2025
Annual interest rate	3.65%
Henley at Kingstowne
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.60% paid monthly
Principal Amounts Outstanding	$ 71.0	0.0
Maturity	May 01, 2025
Annual interest rate	3.60%
32 South State Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.48% paid monthly
Principal Amounts Outstanding	$ 24.0	24.0
Maturity	Jun. 06, 2025
Annual interest rate	4.48%
Vista Station Office Portfolio | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.00% paid monthly
Principal Amounts Outstanding	$ 20.5	0.0
Maturity	Jul. 01, 2025
Annual interest rate	4.00%
Vista Station Office Portfolio | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.20% paid monthly
Principal Amounts Outstanding	$ 44.7	0.0
Maturity	Nov. 01, 2025
Annual interest rate	4.20%
780 Third Avenue | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly
Principal Amounts Outstanding	$ 150.0	150.0
Maturity	Aug. 01, 2025
Annual interest rate	3.55%
780 Third Avenue | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly
Principal Amounts Outstanding	$ 20.0	20.0
Maturity	Aug. 01, 2025
Annual interest rate	3.55%
701 Brickell Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.66% paid monthly
Principal Amounts Outstanding	$ 184.0	184.0
Maturity	Apr. 01, 2026
Annual interest rate	3.66%
55 Second Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.74% paid monthly
Principal Amounts Outstanding	$ 0.0	137.5
Maturity	Oct. 01, 2026
Annual interest rate	3.74%
1900 K Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.93% paid monthly
Principal Amounts Outstanding	$ 163.0	163.0
Maturity	Apr. 01, 2028
Annual interest rate	3.93%
99 High Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.90% paid monthly
Principal Amounts Outstanding	$ 277.0	$ 277.0
Maturity	Mar. 01, 2030
Annual interest rate	3.90%